Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Statement of compliance

Statement of compliance

These unaudited condensed consolidated financial statements for the six months ended 30 June 2026 have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the EU and as issued by the International Accounting Standards Board (“IASB”). They do not include all of the information required for a complete set of annual financial statements and should be read in conjunction with the restated consolidated financial statements of the Group for the year ended 31 December 2025, included in the Company’s Annual Report on Form 20-F/A (Amendment No. 1), which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the EU and as issued by the IASB.

These condensed consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented has been rounded to the nearest thousand, unless otherwise stated. They have been prepared on the historical cost basis except for derivatives, which are measured at fair value, and share-based payments, which are measured at grant date fair value.

Restatement of comparative information at 31 December 2025

Following the issue of the consolidated financial statements for the year ended 31 December 2025 on 7 May 2026, management identified errors in the accounting for the Group’s investment in QIND, a foreign operation whose functional currency is the US dollar, and in the impairment testing of the related goodwill. The errors have been corrected by restating each affected line item for the year ended 31 December 2025 in accordance with IAS 8, as set out in Note 5 to the restated consolidated financial statements in the Form 20-F/A. The corrections are:

(a) Impairment of goodwill (IAS 36). The recoverable amount of the LPG Distribution & Engineering cash-generating unit at 31 December 2025 was below its carrying amount. An impairment loss of €1,060k, being the Group’s share of the impairment of the notionally grossed-up goodwill, has been recognised and allocated in full to goodwill.

(b) Translation of purchase price allocation charges at the average rate (IAS 21.39(b)). The amortisation of customer relationships and trade names, the release of the inventory fair value uplift and the related deferred tax credit are translated at the average exchange rate for 2025 rather than the exchange rate at the acquisition date.

(c) Retranslation of goodwill and fair value adjustments at the closing rate (IAS 21.47). Goodwill and the fair value adjustments arising on the acquisition of QIND are translated at the closing rate. Retranslation at the 31 December 2025 closing rate of US$1.1736 to €1.00 reduces customer relationships by €1,944k, trade names by €453k, goodwill by €683k, the inventory fair value uplift by €4k and the deferred tax liability by €219k, with the exchange difference of €2,866k recognised in other comprehensive income.

(d) Exchange differences on translation of foreign operations (IAS 21.39(c) and IAS 21.41). Exchange differences on translating QIND’s results and net assets into euro, previously recognised in finance income, are recognised in other comprehensive income and accumulated in a foreign currency translation reserve, with the share attributable to non-controlling interests allocated to non-controlling interests. The translation of QIND’s equity eliminated on consolidation and of the related non-controlling interests has been corrected on the same basis, and an increase of €416k arising from changes in the Group’s ownership interest in QIND is recognised within the other equity reserve in accordance with IFRS 10.23.

(e) Non-controlling interests in QIND (IFRS 10.B94 and IFRS 10.23). The Group holds 98.3 million of QIND’s shares on an as-converted basis. Its economic interest in QIND reduced from 67.04% at 31 December 2024 to 52.40% at 31 December 2025 as QIND issued shares to third parties. The non-controlling interests in QIND had been carried at their 31 December 2024 amount and had not been attributed their share of QIND’s 2025 loss and other comprehensive income, or adjusted for the change in the Group’s ownership interest. Their share of QIND’s 2025 loss, including the amortisation of the fair value adjustments net of deferred tax, is a loss of €1,616k and their share of other comprehensive income a loss of €527k, each based on their time-weighted interest. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised against the other equity reserve in accordance with IFRS 10.23. There is no effect on the loss for the year, other comprehensive income or total equity. The same basis is applied for the six months ended 30 June 2026.

Impact on the consolidated statement of financial position as at 31 December 2025

	As previously reported	Adjustment	Restated
	€’000	€’000	€’000
Intangible assets	21,522	(2,226)	19,296
Goodwill	6,602	(1,743)	4,859
Total non-current assets	29,612	(3,969)	25,643
Total assets	36,039	(3,969)	32,070
Other payables - long-term	3,067	(201)	2,866
Total non-current liabilities	3,348	(201)	3,147
Total liabilities	15,534	(201)	15,333
Net assets	20,505	(3,768)	16,737

Impact on equity as at 31 December 2025

	As previously reported	Adjustment	Restated
	€’000	€’000	€’000
Share premium	240,680	1,324	242,004
Other equity reserve	6,797	(1,802)	4,995
Foreign currency translation reserve	-	(1,647)	(1,647)
Retained earnings	(239,816)	(2,411)	(242,227)
Non-controlling interests	4,343	768	5,111
Total equity	20,505	(3,768)	16,737

For the year ended 31 December 2025, the restatement increased the loss for the year from €952k to €4,980k and recognised other comprehensive loss of €2,289k, of which €1,647k is attributable to owners of the parent and €642k to non-controlling interests. The loss attributable to owners of the parent was restated from €1,694k to €4,106k and the loss attributable to non-controlling interests from a profit of €742k to a loss of €874k. The restatement had no effect on net cash flows from operating, investing or financing activities or on cash and cash equivalents.

The comparative information for the six months ended 30 June 2025 is presented as previously reported in the Group’s condensed consolidated financial statements for that period.

Basis of consolidation

Basis of consolidation

Subsidiaries

The Group financial statements consolidate the financial statements of the Company and its subsidiaries up to 30 June 2026. A parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest (“NCI”) and other components of equity. Any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated.

Functional currency

Functional currency

Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of the Group companies at the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognised in profit or loss and presented within finance income / (costs).

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Euro at the average exchange rate for the period, which approximates the rates at the dates of the transactions. Foreign currency differences are recognised in other comprehensive income (“OCI”) and accumulated in the foreign currency translation reserve, except to the extent that the translation difference is allocated to NCI. The Group’s principal foreign operations are QIND and Al Shola Gas (US dollar and UAE dirham, which is pegged to the US dollar) and BioSteam (South African rand).

When a foreign operation is disposed of in its entirety or partially such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, the relevant proportion of the cumulative amount is reattributed to NCI.

Going concern

Going concern

These condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will continue in operational existence for the foreseeable future and be able to realise its assets and discharge its liabilities in the normal course of business. In adopting the going concern basis, the Directors have considered the Group’s cash on hand, its projected cash flows, and its ability to access additional sources of funding, together with factors likely to affect its future performance and the Group’s principal risks and uncertainties.

For the six months ended 30 June 2026, the Group reported a loss for the period of €3.7 million (2025: €2.8 million) and a loss attributable to owners of the parent of €3.4 million (2025: €2.3 million). The loss includes non-cash charges for share-based payments of €0.8 million, principally the milestone fees under the element advisory agreements (Note 7), and amortisation of acquired intangible assets of €1.1 million. Net cash used in operating activities was €2.1 million (2025: €1.6 million).

At 30 June 2026, the Group had net current liabilities of €7.1 million (31 December 2025 restated: €5.8 million), reflecting total current liabilities of €14.9 million against total current assets of €7.8 million. Current liabilities include €7.9 million payable to the former shareholders of Al Shola Gas (Note 17) and QIND’s matured convertible notes of €1.7 million (Note 20). Cash and cash equivalents at 30 June 2026 were €0.3 million (31 December 2025: €0.6 million). The Group’s existing cash resources are insufficient to fund its operating and financing obligations over the next twelve months without additional funding.

At 30 June 2026, QIND’s convertible promissory notes had matured and remained unpaid. Failure to repay these notes at maturity constitutes an event of default under their terms and could result in the acceleration of the outstanding principal and accrued interest, the accrual of default interest and the right of noteholders to convert outstanding amounts into shares of QIND at a discount to market price. On 10 July 2026, QIND entered into a forbearance agreement with RB Capital Partners, Inc. in respect of two of these notes, extending their maturity to 1 March 2028 with repayment in 19 monthly instalments (Note 28).

Since 30 June 2026, the Company has completed the acquisition of Royal Uranium, raised gross proceeds of approximately $1.5 million under the August 2026 private placement, filed a prospectus supplement for its at-the-market programme with H.C. Wainwright & Co., LLC, and agreed to settle part of the amounts owed to Bevilacqua PLLC in shares (Note 28). Management has prepared cash flow projections which take into account the Group’s existing cash resources, expected cash flows from Al Shola Gas, BrightHy and BioSteam, expected income from the royalty portfolio acquired with Royal Uranium, access to the $25 million equity line of credit and the at-the-market programme, and the Group’s ability to raise additional capital and to manage its cost base and the timing of discretionary expenditure.

Notwithstanding these developments, the Group expects to continue to incur losses at the parent company level in the near term and remains dependent on access to additional funding to support its operations and strategic initiatives. The combination of recurring losses from operations at parent company level, net current liabilities, QIND’s matured convertible note obligations and the Group’s continued dependence on external financing indicates the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, to continue realising its assets and discharging its liabilities in the normal course of business.

There can be no assurance that the Group will be successful in achieving its forecasts, securing additional funding or executing its strategic initiatives as planned. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the Directors have adopted the going concern basis in preparing these unaudited condensed consolidated financial statements.

New standards or amendments

New standards or amendments

There were no new standards or amendments effective for the period commencing 1 January 2026 that had a material impact on the Group. IFRS 18 Presentation and Disclosure in Financial Statements, which is effective for annual periods beginning on or after 1 January 2027, will change the presentation of the statement of profit or loss and introduce disclosures on management-defined performance measures. The Group is assessing its impact. Management currently expects no material impact from the other standards and amendments not yet effective.

Significant accounting policies

Significant accounting policies

The accounting policies applied in these condensed consolidated financial statements are consistent with those applied in the restated consolidated financial statements for the year ended 31 December 2025, except for the measurement of income tax in the interim period and the policy for costs to fulfil a contract, described below.

Income tax in the interim period

Income tax in the interim period

Income tax expense is recognised based on management’s best estimate of the weighted average annual income tax rate expected for the full financial year for each taxable entity, applied to the pre-tax income of the interim period.

Derivative financial instruments

Derivative financial instruments

The Group accounts for derivative liabilities by assessing whether the instrument contains separable embedded derivatives, and classifying each component accordingly. Where the Group issues convertible promissory notes, these are assessed to determine whether they contain both a host debt contract and one or more embedded derivatives. The Group separates any embedded derivatives that are not closely related to the host contract and accounts for them at fair value through profit or loss (“FVTPL”). The host debt contract is initially recognised at the residual amount after deducting the fair value of the compound embedded derivative and is measured at amortised cost using the effective interest rate method.

Compound financial instruments

Compound financial instruments

Compound financial instruments issued by the Group comprise convertible loan notes that can be converted into equity at the option of the holder. The liability component is initially measured at fair value and subsequently measured at amortised cost using the effective interest method. The equity component is the residual amount of the instrument after deducting the fair value of the liability component and is recognised in a separate reserve within equity.

Warrants

Warrants

At initial recognition, each warrant is assessed under IAS 32 and IFRS 9 to determine whether it is classified as an equity instrument or as a financial liability. A warrant is classified as an equity instrument only where it entitles the holder to acquire a fixed number of the Group’s own ordinary shares for a fixed amount of cash in the functional currency of the issuing entity (the “fixed-for-fixed” criterion). A warrant is classified as a derivative financial liability where it fails the fixed-for-fixed criterion, typically where the exercise price is denominated in U.S. dollars, where the contract contains anti-dilution, price-reset or other variable settlement features, or where it provides for cash settlement.

Equity-classified warrants are recognised within equity at their fair value on the date of grant and are not subsequently remeasured. Where they are issued in exchange for goods or services, the fair value of the goods or services received is recognised as an expense in profit or loss in accordance with IFRS 2. On exercise, the carrying amount of the warrant in equity, together with any cash consideration received, is reclassified to share capital and share premium. Liability-classified warrants are remeasured at fair value at each reporting date, with changes in fair value recognised in profit or loss within fair value movement on derivative financial instruments.

Pre-funded warrants with a nominal exercise price that meet the fixed-for-fixed criterion are classified as equity and presented within the other equity reserve until exercised.

Revenue

Revenue

Revenue is measured based on the consideration specified in a contract with a customer and is recognised when control of goods or services is transferred to the customer. Revenue from the design, supply, installation and commissioning of centralised gas systems and from operations and maintenance services is recognised over time. Revenue from metered LPG utility services, bulk LPG deliveries and cylinder supply is recognised at the point in time at which delivery is completed and control transfers to the customer. Revenue from engineering and advisory services provided by BrightHy is recognised over time or at a point in time depending on the nature of the contract and the associated performance obligations.

Amounts billed to customers in advance of revenue recognition are recognised as contract liabilities and presented within deferred income.

Costs to fulfil a contract

Costs to fulfil a contract

Costs incurred to fulfil a contract with a customer that are not within the scope of another standard are recognised as an asset where they relate directly to an identified contract, generate or enhance resources that will be used in satisfying performance obligations in the future, and are expected to be recovered. The asset is recognised in cost of sales on a systematic basis consistent with the transfer of the related goods or services and is presented within prepayments and other receivables.

Leases

Leases

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost and subsequently depreciated using the straight-line method over the lease term. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Group’s incremental borrowing rate, and is subsequently measured at amortised cost using the effective interest method. The Group presents right-of-use assets in property, plant and equipment and lease liabilities in trade and other payables (current) and lease liabilities (non-current). The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases.

Inventories	Inventories Inventories are stated at the lower of cost and net realisable value. Cost is determined using the first-in, first-out (FIFO) method.
Segment information

Segment information

The Group determines its operating segments based on the information that is regularly reviewed by the Board of Directors, in its capacity as chief operating decision maker (“CODM”), for the purpose of allocating resources and assessing performance. Operating segments that do not meet the quantitative thresholds in IFRS 8 are aggregated within “All other activities”.

Deferred taxation

Deferred taxation

Deferred taxation is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available. Deferred tax liabilities arising on the fair value of intangible assets acquired in business combinations are released to profit or loss as the underlying assets are amortised.

Business combinations

Business combinations

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. The consideration transferred and the identifiable net assets acquired are generally measured at fair value. Goodwill is tested at least annually for impairment. For the QIND acquisition, the Group elected to measure non-controlling interests at the proportionate share of the acquiree’s identifiable net assets.

Share-based payment arrangements

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees and non-employees is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. For awards with market conditions, the grant-date fair value reflects those conditions and there is no true-up for differences between expected and actual outcomes.

Post-employment benefits - end-of-service indemnity

Post-employment benefits - end-of-service indemnity

The Group recognises a liability for end-of-service benefits payable to employees of Al Shola Gas, accrued in accordance with UAE labour law and measured without discounting, as the impact of the time value of money is immaterial.

Financial instruments

Financial instruments

Financial assets are classified as measured at amortised cost, fair value through other comprehensive income or FVTPL. Financial liabilities are classified as measured at amortised cost or FVTPL. The Group applies the IFRS 9 simplified approach to measuring expected credit losses on trade and other receivables.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets: plant and machinery 3-10 years, office and other equipment 3-10 years, and right-of-use assets over the lease term. Assets under construction are not depreciated until they are available for use.

Intangible assets and goodwill

Intangible assets and goodwill

Intangible assets acquired in a business combination are measured on initial recognition at their fair value at the acquisition date and subsequently at cost less accumulated amortisation and impairment losses. Customer relationships and trade names acquired in the QIND business combination are amortised on a straight-line basis over 10 years. They are denominated in US dollars and translated at the closing rate, with amortisation translated at the average rate. Goodwill is not amortised and is tested for impairment at least annually, or more frequently if indicators of impairment exist.